Premiums and Accounts Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Premiums and Accounts Receivable
Insurance premiums receivable	$ 1,508	$ 1,737
Other receivables	200	209
Total	$ 1,708	$ 1,946